Loans and allowance for credit losses	12 Months Ended
Oct. 31, 2022
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Loans and allowance for credit losses

Note 5 Loans and allowance for credit losses
Loans by geography and portfolio net of allowance

	As at October 31, 2022

(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for loan losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$383,797	$31,956	$3,043	$418,796	$(432)	$418,364
Personal	79,422	14,888	3,399	97,709	(856)	96,853
Credit cards (3)	19,778	558	241	20,577	(849)	19,728
Small business (4)	12,669	–	–	12,669	(181)	12,488
Wholesale (2), (5)	108,916	114,795	50,256	273,967	(1,435)	272,532
Total loans	$604,582	$162,197	$56,939	$823,718	$(3,753)	$819,965
Undrawn loan commitments – Retail	258,115	4,630	2,212	264,957	(243)
Undrawn loan commitments – Wholesale	118,928	225,113	81,194	425,235	(135)

	As at October 31, 2021

(Millions of Canadian dollars)	Canada	United States	Other International	Total	Allowance for loan losses (1)	Total net of allowance
Retail (2)
Residential mortgages	$354,169	$23,423	$2,740	$380,332	$(416)	$379,916
Personal	78,232	11,794	3,415	93,441	(973)	92,468
Credit cards (3)	17,235	384	203	17,822	(852)	16,970
Small business (4)	12,003	–	–	12,003	(168)	11,835
Wholesale (2), (5)	88,083	86,028	43,955	218,066	(1,680)	216,386
Total loans	$549,722	$121,629	$50,313	$721,664	$(4,089)	$717,575
Undrawn loan commitments – Retail	240,242	3,713	1,989	245,944	(136)
Undrawn loan commitments – Wholesale	107,070	189,177	75,331	371,578	(105)

(1)	Excludes allowance for loans measured at FVOCI of $5 million (October 31, 2021 – $14 million).
(2)	Geographic information is based on residence of the borrower.
(3)	The credit cards business is managed as a single portfolio and includes both consumer and business cards.
(4)	Includes small business exposure managed on a pooled basis.
(5)	Includes small business exposure managed on an individual client basis.
Loans maturity and rate sensitivity

	As at October 31, 2022
	Maturity term (1)				Rate sensitivity

(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$277,302	$226,793	$45,656	$549,751	$199,414	$342,087	$8,250	$549,751
Wholesale	226,813	35,802	11,352	273,967	46,660	225,123	2,184	273,967
Total loans	$504,115	$262,595	$57,008	$823,718	$246,074	$567,210	$10,434	$823,718
Allowance for loan losses				(3,753)				(3,753)
Total loans net of allowance for loan losses				$819,965				$819,965

	As at October 31, 2021
	Maturity term (1)				Rate sensitivity

(Millions of Canadian dollars)	Under 1 year (2)	1 to 5 years	Over 5 years	Total	Floating	Fixed Rate	Non-rate- sensitive	Total
Retail	$249,363	$222,408	$31,827	$503,598	$166,910	$329,185	$7,503	$503,598
Wholesale	174,345	33,882	9,839	218,066	36,143	179,588	2,335	218,066
Total loans	$423,708	$256,290	$41,666	$721,664	$203,053	$508,773	$9,838	$721,664
Allowance for loan losses				(4,089)				(4,089)
Total loans net of allowance for loan losses				$717,575				$717,575

(1)	Generally, based on the earlier of contractual repricing or maturity date.
(2)	Includes variable rate loans that can be repriced at the clients’ discretion without penalty.

Allowance for credit losses

	For the year ended
	October 31, 2022					October 31, 2021

(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs (1)	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$416	$27	$(24)	$13	$432	$518	$(43)	$(27)	$(32)	$416
Personal	1,079	211	(248)	1	1,043	1,309	23	(247)	(6)	1,079
Credit cards	875	348	(332)	2	893	1,246	(72)	(297)	(2)	875
Small business	177	31	(23)	9	194	140	12	(23)	48	177
Wholesale	1,797	(90)	(136)	3	1,574	2,795	(560)	(200)	(238)	1,797
Customers’ liability under acceptances	75	(30)	–	–	45	107	(32)	–	–	75
	$4,419	$497	$(763)	$28	$4,181	$6,115	$(672)	$(794)	$(230)	$4,419
Presented as:
Allowance for loan losses	$4,089				$3,753	$5,639				$4,089
Other liabilities – Provisions	241				378	363				241
Customers’ liability under acceptances	75				45	107				75
Other components of equity	14				5	6				14

(1)	Loans written-off are generally subject to continued collection efforts for a period of time following write-off. The contractual amount outstanding on loans written-off during the year ended October 31, 2022 that are no longer subject to enforcement activity was $53 million (October 31, 2021 – $93 million).
The following table reconciles the opening and closing allowance for each major product of loans and commitments as determined by our modelled, scenario-weighted allowance and the application of expert credit judgment as applicable. Reconciling items include the following:
•	Model changes, which generally comprise the impact of significant changes to the quantitative models used to estimate expected credit losses and any staging impacts that may arise.
•	Transfers between stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time in Stage 1 and Stage 2.

Allowance for credit losses – Retail and wholesale loans

	For the year ended
	October 31, 2022				October 31, 2021
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$186	$92	$138	$416	$206	$160	$152	$518
Provision for credit losses
Model changes	(21)	10	–	(11)	(6)	(5)	–	(11)
Transfers to stage 1	113	(98)	(15)	–	205	(182)	(23)	–
Transfers to stage 2	(14)	23	(9)	–	(14)	18	(4)	–
Transfers to stage 3	(2)	(25)	27	–	(2)	(44)	46	–
Originations	159	–	–	159	113	–	–	113
Maturities	(23)	(9)	–	(32)	(30)	(24)	–	(54)
Changes in risk, parameters and exposures	(167)	68	10	(89)	(284)	178	15	(91)
Write-offs	–	–	(38)	(38)	–	–	(37)	(37)
Recoveries	–	–	14	14	–	–	10	10
Exchange rate and other	4	4	5	13	(2)	(9)	(21)	(32)
Balance at end of period	$235	$65	$132	$432	$186	$92	$138	$416

Personal
Balance at beginning of period	$422	$569	$88	$1,079	$480	$733	$96	$1,309
Provision for credit losses
Model changes	(3)	–	–	(3)	(1)	–	–	(1)
Transfers to stage 1	609	(607)	(2)	–	710	(706)	(4)	–
Transfers to stage 2	(120)	121	(1)	–	(97)	97	–	–
Transfers to stage 3	(2)	(47)	49	–	(3)	(58)	61	–
Originations	106	–	–	106	128	–	–	128
Maturities	(70)	(99)	–	(169)	(96)	(130)	–	(226)
Changes in risk, parameters and exposures	(660)	724	213	277	(697)	633	186	122
Write-offs	–	–	(374)	(374)	–	–	(387)	(387)
Recoveries	–	–	126	126	–	–	140	140
Exchange rate and other	3	–	(2)	1	(2)	–	(4)	(6)
Balance at end of period	$285	$661	$97	$1,043	$422	$569	$88	$1,079

Credit cards
Balance at beginning of period	$233	$642	$–	$875	$364	$882	$–	$1,246
Provision for credit losses
Model changes	(2)	–	–	(2)	–	–	–	–
Transfers to stage 1	495	(495)	–	–	723	(723)	–	–
Transfers to stage 2	(95)	95	–	–	(105)	105	–	–
Transfers to stage 3	(2)	(325)	327	–	(4)	(309)	313	–
Originations	10	–	–	10	6	–	–	6
Maturities	(5)	(29)	–	(34)	(7)	(31)	–	(38)
Changes in risk, parameters and exposures	(458)	826	6	374	(742)	719	(17)	(40)
Write-offs	–	–	(503)	(503)	–	–	(460)	(460)
Recoveries	–	–	171	171	–	–	163	163
Exchange rate and other	1	2	(1)	2	(2)	(1)	1	(2)
Balance at end of period	$177	$716	$–	$893	$233	$642	$–	$875

Small business
Balance at beginning of period	$88	$55	$34	$177	$78	$29	$33	$140
Provision for credit losses
Model changes	–	–	–	–	3	1	–	4
Transfers to stage 1	27	(27)	–	–	57	(57)	–	–
Transfers to stage 2	(17)	17	–	–	(11)	11	–	–
Transfers to stage 3	(1)	(4)	5	–	(1)	(2)	3	–
Originations	32	–	–	32	36	–	–	36
Maturities	(22)	(24)	–	(46)	(21)	(22)	–	(43)
Changes in risk, parameters and exposures	(43)	50	38	45	(77)	64	28	15
Write-offs	–	–	(32)	(32)	–	–	(32)	(32)
Recoveries	–	–	9	9	–	–	9	9
Exchange rate and other	9	6	(6)	9	24	31	(7)	48
Balance at end of period	$73	$73	$48	$194	$88	$55	$34	$177

Wholesale
Balance at beginning of period	$566	$794	$437	$1,797	$995	$1,132	$668	$2,795
Provision for credit losses
Model changes	(14)	(3)	–	(17)	1	24	–	25
Transfers to stage 1	415	(411)	(4)	–	581	(576)	(5)	–
Transfers to stage 2	(78)	80	(2)	–	(132)	161	(29)	–
Transfers to stage 3	(3)	(62)	65	–	(4)	(60)	64	–
Originations	641	–	–	641	601	–	–	601
Maturities	(439)	(345)	–	(784)	(488)	(500)	–	(988)
Changes in risk, parameters and exposures	(504)	503	71	70	(931)	689	44	(198)
Write-offs	–	–	(202)	(202)	–	–	(253)	(253)
Recoveries	–	–	66	66	–	–	53	53
Exchange rate and other	13	29	(39)	3	(57)	(76)	(105)	(238)
Balance at end of period	$597	$585	$392	$1,574	$566	$794	$437	$1,797

Key inputs and assumptions
The measurement of expected credit losses is a complex calculation that involves a large number of interrelated inputs and assumptions and the allowance is not sensitive to any one single factor alone. The key drivers of changes in expected credit losses include the following:
•	Changes in the credit quality of the borrower or instrument, primarily reflected in changes in internal risk ratings;
•
Changes in forward-looking macroeconomic conditions, specifically the macroeconomic variables to which our models are calibrated, which are those most closely correlated with credit losses in the relevant portfolio;

•	Changes in scenario design and the weights assigned to each scenario; and
•	Transfers between stages, which can be triggered by changes to any of the above inputs.
To reflect relevant risk factors not captured in our modelled results, we applied expert credit judgment in determining significant increases in credit risk since origination as well as in the measurement of our weighted allowance for credit losses due to uncertainty related to the pace and level of deterioration in economic forecasts.
Internal risk ratings
Internal risk ratings are assigned according to the risk management framework outlined under the headings Wholesale credit risk and Retail credit risk of the Credit risk section of Management’s Discussion and Analysis. Changes in internal risk ratings are primarily reflected in the PD parameters, which are estimated based on our historical loss experience at the relevant risk segment or risk rating level, adjusted for forward-looking information.
Scenario design and weightings
Our estimation of expected credit losses in Stage 1 and Stage 2 considers five distinct future macroeconomic scenarios. Scenarios are designed to capture a wide range of possible outcomes and are weighted according to our expectation of the relative likelihood of the range of outcomes that each scenario represents at the reporting date. We weight each scenario to take into account historical frequency, current trends, and forward-looking conditions which will change over time. The base case scenario is based on forecasts of the expected rate, value or yield for each relevant macroeconomic variable. The upside and downside scenarios are set by adjusting our base projections to construct reasonably possible scenarios and weightings that are more optimistic and pessimistic, respectively, than the base case. Two additional downside scenarios capture the non-linear nature of potential credit losses across our portfolios.
The impact of each of our five scenarios varies across our portfolios given the portfolios have different sensitivities to movements in each macroeconomic variable. We reassessed our scenario weights to increase weight to the downside scenarios relative to October 31, 2021 in order to reflect the uncertainty and downside risk of deeper recessions than contemplated in our base scenario.
The impact of weighting these multiple scenarios increased our ACL on performing loans, relative to our base scenario, by $738 million at October 31, 2022 (October 31, 2021 – $726 million).
Forward looking macroeconomic variables
The PD, LGD and EAD inputs used to estimate
S
tage 1 and
S
tage 2 credit loss allowances are modelled based on the macroeconomic variables (or changes in macroeconomic variables) that are most closely correlated with credit losses in the relevant portfolio. Each macroeconomic scenario used in our expected credit loss calculation includes a projection of all relevant macroeconomic variables used in our models for a five year horizon, reverting to long-run averages generally within the 2 to 5 year period. Depending on their usage in the models, macroeconomic variables are projected at a country, province/state or more granular level. These include one or more of the variables described below, which differ by portfolio and region.
Our allowance for credit losses reflects our economic outlook as at October

31, 2022. Subsequent changes to this forecast and related estimates will be reflected in our allowance for credit losses in future periods.
Our base scenario reflects rising unemployment rates, high inflation, production capacity limits, supply chain pressures, and increased expectations for central banks to continue increasing interest rates which results in moderate recessions expected in Canada and the U.S. in calendar 2023. Our base scenario also reflects declining housing prices in Canada.
Downside scenarios, including two additional and more severe downside scenarios designed for the energy and real estate sectors, reflect the possibility of a more severe macroeconomic shock beginning in calendar Q1 2023 relative to
our base scenario. Conditions are expected to deteriorate from calendar Q4 2022 levels for up to 18 months, followed by a recovery for the remainder of the period. These scenarios assume monetary policy responses that return the economy to a long-run, sustainable growth rate within the forecast period. The possibility of a deeper recession and a more prolonged recovery as compared to our base scenario, including further monetary policy responses to elevated inflation rates which may increase credit risk, is reflected in our general downside scenario.
The upside scenario reflects slightly stronger economic growth than the base scenario, without prompting a further offsetting monetary policy response as compared to our base scenario, followed by a return to a long-run sustainable growth rate within the forecast period.

The following provides additional detail about our calendar quarter forecasts for certain key macroeconomic variables used in the models to estimate ACL:

•
Unemployment
– In our base forecast, calendar Q4 2022 unemployment rates are expected to rise to 5.6% in Canada and 3.9% in the U.S., peaking by Q4 2023 at 6.8% in Canada and 5.1% in the U.S., and reverting to the long run equilibrium towards the latter end of the forecast horizon.

•
Gross Domestic Product (GDP)
– In our base forecast, we expect Canadian and U.S GDP growth to slow and for both regions to experience moderate recessions during the first half of calendar 2023. GDP in calendar Q4 2023 is expected to be 0.2% below Q4 2022 levels in Canada, and 0.4% below such levels in the U.S.

•
Oil price (West Texas Intermediate in US$)
– In our base forecast, we expect oil prices to average $88 per barrel over the next 12 months from calendar Q4 2022 and $72 per barrel in the following 2 to 5 years. The range of average prices in our alternative downside and upside scenarios is $29 to $114 per barrel for the next 12 months and $42 to $77 per barrel for the following 2 to 5 years. As at October 31, 2021, our base forecast included an average price of $71 per barrel for the next 12 months and $56 per barrel for the following 2 to 5 years.

•
Canadian housing price
index
– In our base forecast, we expect housing prices to decrease by (1.0)% over the next 12 months from calendar Q4 2022
, with a compound annual growth rate of 5.2% for the following 2 to 5 years. The range of annual housing price growth (contraction) in our alternative real estate downside and upside scenarios is (30.0)% to 10.9% over the next 12 months and 4.2% to 9.5% for the following 2 to 5 years. As at October 31, 2021 our base forecast included housing price growth of 0.1% from calendar Q4 2021 for the next 12 months and 4.1% for the following 2 to 5 years.

The primary variables driving credit losses in our retail portfolios are Canadian unemployment rates, Canadian housing price index and Canadian GDP. The Canadian overnight interest rate also impacts our retail portfolios. Our wholesale portfolios are affected by all of the variables discussed above; however, the specific variables differ by sector. Other variables also impact our wholesale portfolios including, but not limited to, Canadian and U.S. 10 year BBB corporate bond credit spreads, Canadian and U.S. 10 year government bond yields, U.S. 10 year BBB corporate bond yield, Canadian consumer confidence index, Canadian and U.S. commercial real estate price indices, U.S. housing price index, and natural gas prices (Henry Hub).
Increases in the following macroeconomic variables will generally correlate with higher expected credit losses: Canadian and U.S. unemployment rates, Canadian overnight interest rates, Canadian and U.S. 10 year BBB corporate bond credit spreads, Canadian and U.S. 10 year government bond yields, and U.S. 10 year BBB corporate bond yield.
Increases in the following macroeconomic variables will generally correlate with lower expected credit losses: Canadian and U.S. housing price indices, Canadian and U.S. GDP, Canadian consumer confidence index, Canadian and U.S. commercial real estate price indices, and oil and natural gas prices.

Transfers between stages
Transfers between
S
tage 1 and
S
tage 2 are based on the assessment of significant increases in credit risk relative to initial recognition, as described in Note 2. The impact of moving from 12 months expected credit losses to lifetime expected credit losses, or vice versa, varies by product and is dependent on the expected remaining life at the date of the transfer. Stage transfers may result in significant fluctuations in expected credit losses.
The following table illustrates the impact of staging on our ACL by comparing our allowance if all performing loans were in
S
tage 1 to the actual ACL recorded on these assets.

As at

	October 31, 2022			October 31, 2021

	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL	ACL – All performing loans in Stage 1	Impact of staging	Stage 1 and 2 ACL

Performing loans (1)	$ 2,373	$ 1,094	$ 3,467	$ 2,521	$ 1,125	$ 3,646

(1)	Represents loans and commitments in Stage 1 and Stage 2.
Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of Management’s Discussion and Analysis.

	As at
	October 31, 2022				October 31, 2021

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Retail
Loans outstanding – Residential mortgages

Low risk	$340,716	$2,573	$–	$343,289	$310,334	$1,507	$–	$311,841
Medium risk	15,035	1,932	–	16,967	15,152	2,051	–	17,203
High risk	1,188	3,125	–	4,313	3,343	634	–	3,977
Not rated (2)	51,915	1,304	–	53,219	45,512	913	–	46,425
Impaired	–	–	560	560	–	–	645	645
	408,854	8,934	560	418,348	374,341	5,105	645	380,091
Items not subject to impairment (3)				448				241
Total				$418,796				$380,332
Loans outstanding – Personal
Low risk	$73,339	$2,575	$–	$75,914	$72,267	$698	$–	$72,965
Medium risk	5,482	3,780	–	9,262	4,974	4,551	–	9,525
High risk	836	1,660	–	2,496	687	1,045	–	1,732
Not rated (2)	9,733	104	–	9,837	8,934	88	–	9,022
Impaired	–	–	200	200	–	–	197	197
Total	$89,390	$8,119	$200	$97,709	$86,862	$6,382	$197	$93,441
Loans outstanding – Credit cards
Low risk	$15,088	$83	$–	$15,171	$12,864	$24	$–	$12,888
Medium risk	1,418	1,911	–	3,329	1,646	1,645	–	3,291
High risk	39	1,255	–	1,294	136	937	–	1,073
Not rated (2)	751	32	–	783	527	43	–	570
Total	$17,296	$3,281	$–	$20,577	$15,173	$2,649	$–	$17,822
Loans outstanding – Small business
Low risk	$8,571	$838	$–	$9,409	$8,609	$274	$–	$8,883
Medium risk	1,512	1,130	–	2,642	1,583	979	–	2,562
High risk	102	375	–	477	227	218	–	445
Not rated (2)	3	–	–	3	4	–	–	4
Impaired	–	–	138	138	–	–	109	109
Total	$10,188	$2,343	$138	$12,669	$10,423	$1,471	$109	$12,003
Undrawn loan commitments – Retail
Low risk	$247,620	$1,041	$–	$248,661	$229,516	$574	$–	$230,090
Medium risk	9,021	246	–	9,267	9,475	133	–	9,608
High risk	876	367	–	1,243	1,205	97	–	1,302
Not rated (2)	5,668	118	–	5,786	4,854	90	–	4,944
Total	$263,185	$1,772	$–	$264,957	$245,050	$894	$–	$245,944
Wholesale – Loans outstanding
Investment grade	$88,513	$202	$–	$88,715	$62,975	$226	$–	$63,201
Non-investment grade	145,908	15,758	–	161,666	117,396	15,146	–	132,542
Not rated (2)	11,789	360	–	12,149	9,339	430	–	9,769
Impaired	–	–	1,301	1,301	–	–	1,357	1,357
	246,210	16,320	1,301	263,831	189,710	15,802	1,357	206,869
Items not subject to impairment (3)				10,136				11,197
Total				$273,967				$218,066
Undrawn loan commitments – Wholesale
Investment grade	$284,481	$179	$–	$284,660	$246,539	$1,122	$–	$247,661
Non-investment grade	126,225	10,657	–	136,882	108,063	12,377	–	120,440
Not rated (2)	3,692	1	–	3,693	3,476	1	–	3,477
Total	$414,398	$10,837	$–	$425,235	$358,078	$13,500	$–	$371,578

(1)	As at October 31, 2022,

88% of credit-impaired loans were either fully or partially collateralized (October 31, 2021 – 86%). For details on the types of collateral held against credit-impaired assets and our policies on collateral, refer to the Credit risk mitigation section of Management’s Discussion and Analysis.
(2)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessments or rating methodologies, policies and tools to manage our credit risk.
(3)	Items not subject to impairment are loans held at FVTPL.

Loans past due but not impaired
(1), (2)

	As at
	October 31, 2022			October 31, 2021

(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$1,328	$168	$1,496	$1,105	$137	$1,242
Wholesale	1,279	2	1,281	1,230	–	1,230
	$2,607	$170	$2,777	$2,335	$137	$2,472

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.